Document and Entity Information	Aug. 01, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 01, 2023
Entity File Number	1-32381
Entity Registrant Name	HERBALIFE LTD.
Entity Central Index Key	0001180262
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	98-0377871
Entity Address, Address Line One	P.O. Box 309, Ugland House
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1104
City Area Code	213
Local Phone Number	745-0500
Title of 12(b) Security	Common Shares
Trading Symbol	HLF
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false